Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return (6)	Net Loss ($)(7)	Company Selected Measure
2023	5,856,319	(1,232,388)	1,074,363	848,288	20.39	115.42	(257,437,042)	N/A
2022	5,626,310	(1,356,412)	969,686	1,088,774	58.97	111.27	(230,655,670)	N/A
2021	9,757,448	8,844,707	2,809,564	2,548,466	79.12	124.89	(28,723,733)	N/A
2020	5,637,244	(1,572,801)	1,178,911	755,519	78.13	125.69	(182,891,108)	N/A

(1) Represents the total from the Summary Compensation Table in each applicable year for Dr. Armen, who was the PEO for all four years reported in the table (2020-2023).

(2) Represents the amount of compensation actually paid to Dr. Armen, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the PEO’s total compensation for each year to determine the compensation actually paid for the relevant year.

(3) Represents the average total from the Summary Compensation Table in each applicable year for the Non-PEO NEOs, which are comprised of: for 2023 and 2022, Dr. O’Day and Ms. Klaskin; and for 2021, Drs. Buell and O’Day, Ms. Klaskin, and Mr. Krauss, and for 2020, Dr. Buell, Mr. Kearns, Ms. Klaskin, and Mr. Krauss.

(4) Represents the average amount of compensation actually paid to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the average total compensation for each year to determine the compensation actually paid for the relevant year.

(5) Represents the cumulative total shareholder return on $100 invested in the Company’s common stock as of the last day of public trading of the Company’s common stock in fiscal year 2019 through the last day of public trading of the Company’s common stock in the applicable fiscal year for which the cumulative total shareholder return is reported. The Company did not pay dividends for any of 2023, 2022, 2021, or 2020.

(6) Represents the weighted cumulative total shareholder return on $100 invested in our peer group as of the last day of public trading in fiscal year 2019 through the last day of public trading in the applicable fiscal year for which the cumulative total shareholder return is reported. The peer group used for this purpose is the Nasdaq Biotechnology Index for all four years disclosed, which is the same peer group used in our Annual Report on Form 10-K for each of these years for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.

(7) Represents net income (loss) disclosed in our Annual Report on Form 10-K for the years ended December 31, 2023, 2022, 2021, and 2020, as applicable.

Named Executive Officers, Footnote

(1) Represents the total from the Summary Compensation Table in each applicable year for Dr. Armen, who was the PEO for all four years reported in the table (2020-2023).

		(2) Represents the amount of compensation actually paid to Dr. Armen, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the PEO’s total compensation for each year to determine the compensation actually paid for the relevant year.
Peer Group Issuers, Footnote		(6) Represents the weighted cumulative total shareholder return on $100 invested in our peer group as of the last day of public trading in fiscal year 2019 through the last day of public trading in the applicable fiscal year for which the cumulative total shareholder return is reported. The peer group used for this purpose is the Nasdaq Biotechnology Index for all four years disclosed, which is the same peer group used in our Annual Report on Form 10-K for each of these years for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.
PEO Total Compensation Amount	[1]	$ 5,856,319	$ 5,626,310	$ 9,757,448	$ 5,637,244
PEO Actually Paid Compensation Amount	[2]	$ (1,232,388)	(1,356,412)	8,844,707	(1,572,801)
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	(Minus) Option Awards and Stock Awards Columns from the Summary Compensation Table ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus (Minus) Change in Fair Value from Prior Fiscal Year-end of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Fair Value as of the Vesting Date of Awards Granted and that Vest in the Same Year ($)

Plus (Minus) Change in Fair Value from Prior Fiscal Year-End Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)

							(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year ($)	Compensation Actually Paid ($)
PEO
2023	5,856,319	(4,208,320)	—	(1,890,743)	937,500	(1,927,144)	—	(1,232,388)
2022	5,626,310	(3,999,800)	2,887,244	(1,600,793)	937,498	(2,359,064)	(2,847,806)	(1,356,412)
2021	9,757,448	(8,276,866)	3,981,765	(168,188)	589,498	2,961,050	—	8,844,707
2020	5,637,244	(4,563,132)	3,634,486	(3,083,658)	—	(10,353)	(3,187,388)	(1,572,801)
Non-PEO NEOs (Average)
2023	1,074,363	(292,147)	—	(148,336)	279,019	(64,611)	—	848,288
2022	969,686	(261,250)	189,950	(27,408)	254,873	(14,653)	(22,424)	1,088,774
2021	2,809,564	(1,423,324)	734,629	(12,412)	130,087	309,922	—	2,548,466
2020	1,178,911	(759,380)	624,484	(222,779)	—	(18,190)	(47,527)	755,519

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,074,363	969,686	2,809,564	1,178,911
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 848,288	1,088,774	2,548,466	755,519
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	(Minus) Option Awards and Stock Awards Columns from the Summary Compensation Table ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus (Minus) Change in Fair Value from Prior Fiscal Year-end of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Fair Value as of the Vesting Date of Awards Granted and that Vest in the Same Year ($)

Plus (Minus) Change in Fair Value from Prior Fiscal Year-End Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)

							(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year ($)	Compensation Actually Paid ($)
PEO
2023	5,856,319	(4,208,320)	—	(1,890,743)	937,500	(1,927,144)	—	(1,232,388)
2022	5,626,310	(3,999,800)	2,887,244	(1,600,793)	937,498	(2,359,064)	(2,847,806)	(1,356,412)
2021	9,757,448	(8,276,866)	3,981,765	(168,188)	589,498	2,961,050	—	8,844,707
2020	5,637,244	(4,563,132)	3,634,486	(3,083,658)	—	(10,353)	(3,187,388)	(1,572,801)
Non-PEO NEOs (Average)
2023	1,074,363	(292,147)	—	(148,336)	279,019	(64,611)	—	848,288
2022	969,686	(261,250)	189,950	(27,408)	254,873	(14,653)	(22,424)	1,088,774
2021	2,809,564	(1,423,324)	734,629	(12,412)	130,087	309,922	—	2,548,466
2020	1,178,911	(759,380)	624,484	(222,779)	—	(18,190)	(47,527)	755,519

Equity Valuation Assumption Difference, Footnote		For the values of equity awards included in the above table, fair values are calculated in accordance with FASB ASC Topic 718 and, in the case of performance-based stock options and performance shares, are based on the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by our Compensation Committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.
Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between compensation actually paid to our PEO and, the average compensation actually paid to our other Non-PEO NEOs, each as set forth in the table above, and our total shareholder return ("TSR") over the four-year period from 2020 through 2023.

Total Shareholder Return Vs Peer Group		The following chart compares our TSR over the four-year period from 2020 through 2023 to that of the NASDAQ Biotechnology Index over the same time period.
Total Shareholder Return Amount	[5]	$ 20.39	58.97	79.12	78.13
Peer Group Total Shareholder Return Amount	[6]	115.42	111.27	124.89	125.69
Net Income (Loss)	[7]	$ (257,437,042)	$ (230,655,670)	$ (28,723,733)	$ (182,891,108)
PEO Name		Dr. Armen	Dr. Armen	Dr. Armen	Dr. Armen
Additional 402(v) Disclosure		As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid and certain financial performance of the Company for Dr. Armen, our principal executive officer (“PEO”), and our named executive officers other than our PEO (“Non-PEO NEOs”) for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
PEO | Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (4,208,320)	$ (3,999,800)	$ (8,276,866)	$ (4,563,132)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,887,244	3,981,765	3,634,486
PEO | Change in Fair Value from Prior Fiscal Year-end of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,890,743)	(1,600,793)	(168,188)	(3,083,658)
PEO | Fair Value as Of the Vesting Date of Awards Granted and Vest in The Same Year [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		937,500	937,498	589,498
PEO | Change in Fair Value from Prior Fiscal Year-End Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,927,144)	(2,359,064)	2,961,050	(10,353)
PEO | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet applicable Vesting conditions during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,847,806)		(3,187,388)
Non-PEO NEO | Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(292,147)	(261,250)	(1,423,324)	(759,380)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			189,950	734,629	624,484
Non-PEO NEO | Change in Fair Value from Prior Fiscal Year-end of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(148,336)	(27,408)	(12,412)	(222,779)
Non-PEO NEO | Fair Value as Of the Vesting Date of Awards Granted and Vest in The Same Year [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		279,019	254,873	130,087
Non-PEO NEO | Change in Fair Value from Prior Fiscal Year-End Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(64,611)	(14,653)	309,922	(18,190)
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet applicable Vesting conditions during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (22,424)		$ (47,527)

[1]	Represents the total from the Summary Compensation Table in each applicable year for Dr. Armen, who was the PEO for all four years reported in the table (2020-2023).
[2]	Represents the amount of compensation actually paid to Dr. Armen, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the PEO’s total compensation for each year to determine the compensation actually paid for the relevant year.
[3]	Represents the average total from the Summary Compensation Table in each applicable year for the Non-PEO NEOs, which are comprised of: for 2023 and 2022, Dr. O’Day and Ms. Klaskin; and for 2021, Drs. Buell and O’Day, Ms. Klaskin, and Mr. Krauss, and for 2020, Dr. Buell, Mr. Kearns, Ms. Klaskin, and Mr. Krauss.
[4]	Represents the average amount of compensation actually paid to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the average total compensation for each year to determine the compensation actually paid for the relevant year.
[5]	Represents the cumulative total shareholder return on $100 invested in the Company’s common stock as of the last day of public trading of the Company’s common stock in fiscal year 2019 through the last day of public trading of the Company’s common stock in the applicable fiscal year for which the cumulative total shareholder return is reported. The Company did not pay dividends for any of 2023, 2022, 2021, or 2020.
[6]	Represents the weighted cumulative total shareholder return on $100 invested in our peer group as of the last day of public trading in fiscal year 2019 through the last day of public trading in the applicable fiscal year for which the cumulative total shareholder return is reported. The peer group used for this purpose is the Nasdaq Biotechnology Index for all four years disclosed, which is the same peer group used in our Annual Report on Form 10-K for each of these years for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.
[7]	Represents net income (loss) disclosed in our Annual Report on Form 10-K for the years ended December 31, 2023, 2022, 2021, and 2020, as applicable.